NUVEEN NWQ PREFERRED SECURITIES FUND

SUPPLEMENT DATED APRIL 11, 2011

TO THE PROSPECTUS DATED JANUARY 18, 2011

1.	In the section “How You Can Buy and Sell Shares—What Share Classes We Offer—Class I Shares,” the following paragraph is added after the second paragraph.

Class I shares are also available for purchase by family offices and their clients. A family office is a company that provides certain financial and other services to a high net worth family or families. The minimum initial investment for family offices and their clients is $100,000, but this minimum will be lowered to $250 for clients of family offices that have accounts holding Class I shares with an aggregate value of at least $100,000. The Distributor may also lower the minimum to $250 for clients of family offices anticipated to reach this Class I share holdings level.

2.	On April 30, 2011, the name of the fund’s distributor will change from Nuveen Investments, LLC to Nuveen Securities, LLC.

PLEASE KEEP THIS WITH YOUR

FUND’S PROSPECTUS

FOR FUTURE REFERENCE

MGN-NPREF-0411P

NUVEEN PREFERRED SECURITIES FUND

SUPPLEMENT DATED APRIL 11, 2011

TO THE PROSPECTUS DATED JANUARY 18, 2011

AS PREVIOUSLY SUPPLEMENTED MARCH 21, 2011

1.	In the section “How You Can Buy and Sell Shares—What Share Classes We Offer—Class I Shares,” the following paragraph is added after the second paragraph.

Class I shares are also available for purchase by family offices and their clients. A family office is a company that provides certain financial and other services to a high net worth family or families. The minimum initial investment for family offices and their clients is $100,000, but this minimum will be lowered to $250 for clients of family offices that have accounts holding Class I shares with an aggregate value of at least $100,000. The Distributor may also lower the minimum to $250 for clients of family offices anticipated to reach this Class I share holdings level.

2.	On April 30, 2011, the name of the fund’s distributor will change from Nuveen Investments, LLC to Nuveen Securities, LLC.

PLEASE KEEP THIS WITH YOUR

FUND’S PROSPECTUS

FOR FUTURE REFERENCE

MGN-INV5-0411P